Advances to Joint Ventures - Summary of Advances to Joint Ventures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Advances to joint ventures	$ 6,941	$ 0
Cronos Australia [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Advances to joint ventures	990	0
Cronos GrowCo [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Advances to joint ventures	4,080	0
MedMen Canada [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Advances to joint ventures	$ 1,871	$ 0